Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Prepaid Expenses And Other Current Assets
Prepaid marketing costs	$ 34,902	$ 298,300	$ 1,727,669
Prepaid insurance	245,062	230,404	175,620
Prepaid gaming costs	283,221	575,113	687,866
Prepaid interest	421,566
Other	374,057	439,236	673,189
Prepaid expenses and other current assets	$ 1,358,808	$ 1,543,053	$ 3,264,344